Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information
Summary of geographical information of non-current assets
	As at December 31,
Thousands of euros	2017	2016	2015
Belgium	142	154	2,159
Spain	42,282	51,927	52,082

Total	42,424	52,081	54,241